July 17, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, DC 20549

Attention: Filings - Rule 497(e) / Michael Kosoff

RE: THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. 40 Act File No.: 811-7044 33 Act File No.: 33-49014 CIK # 0000890064

Dear Mr. Kosoff:

     Pursuant to Rule 497(e) under the Securities Act of 1933, transmitted yesterday for filing were two copies of a supplement to the above-referenced Fund’s Prospectus, dated May 1, 2009. The first transmission, Accession Number: 0000890064-09-000009 erroneously contained a sticker for another fund, The Dreyfus Third Century Fund, Inc. and should be disregarded.  Within minutes after this transmission, we realized the wrong sticker was filed for this Fund. A subsequent transmission, Accession Number: 0000890064-09-000010 occurred shortly thereafter which included the correct sticker for this Fund.

     We apologize for any inconvenience this error may have caused. Please address any comments or questions to the attention of the undersigned at (212) 922-6832.

Very truly yours, /s/ Christina Zacharczuk Christina Zacharczuk Senior Paralegal

CZ/

cc: Robert R. Mullery
Kiesha Astwood
Fulbright & Jaworski, LLP